Net Sales (Details) € in Thousands	12 Months Ended
	Jun. 30, 2024 EUR (€) store customer country	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)
Income tax expense
Net sales	€ 840,852	€ 766,003	€ 687,781
Percentage of net sales	100.00%	100.00%	100.00%
Number of countries excluding Germany and the United States where net sales exceeds 10% | country	0
Number of individual customers exceeding 10% of net sales | customer	0
Net sales recognized from contract liabilities	€ 2,007	€ 1,233	€ 563
Increase (decrease) in net sales from application of hedge accounting	(1,511)	(1,650)
Germany
Income tax expense
Net sales	€ 127,867	€ 128,109	€ 128,251
Percentage of net sales	15.20%	16.70%	18.60%
United States
Income tax expense
Net sales	€ 171,795	€ 137,521	€ 108,435
Percentage of net sales	20.40%	18.00%	15.80%
Europe (excluding Germany)
Income tax expense
Net sales	€ 332,575	€ 298,998	€ 275,322
Percentage of net sales	39.60%	39.00%	40.00%
Rest of the world
Income tax expense
Net sales	€ 208,615	€ 201,375	€ 175,773
Percentage of net sales	24.80%	26.30%	25.60%
Germany
Income tax expense
Number of retail stores | store	2